SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Current assets – inventory and deposits	$ 113,472
Accounts payable and accrued expenses	(67,315)
Goodwill	5,917,843		$ 2,100,374
Purchase price	$ 5,964,000	5,964,000
Fortium Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Current assets – inventory and deposits		113,472
Accounts payable and accrued expenses		(67,315)
Goodwill		5,917,843
Purchase price		$ 5,964,000